Commitments (Details Narrative) - USD ($)	Jan. 01, 2017	Jan. 01, 2015	Dec. 31, 2014
Commitments Details
Company agreed to compensate to Employees plus bonus	$ 150,000	$ 125,000	$ 120,000
Company issued shares of Preferred Series A stock to Mr. Grisaffi under the terms of the agreement			2,000,000
Company agreed to compensate Mr. Shuman bonus obligations based on the profitability of the Company	$ 120,000
Company issued shares of common stock	10,000,000	1,000,000